Operating expenses	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Operating expenses
4. Operating expenses

All figures in £ millions	2023	2022	2021
By function:

Cost of goods sold	1,839	2,046	1,747
Operating expenses

Distribution costs	47	61	62

Selling, marketing and product development costs	549	564	521

Administrative and other expenses	767	823	802

Restructuring costs	–	150	214

Other income	(41)	(49)	(37)
Total net operating expenses	1,322	1,549	1,562

Other net gains and losses	16	(24)	(63)

Total	3,177	3,571	3,246
Other income includes freight income and sublet income. Included in administrative and other expenses are research and efficacy costs of £8m (2022: £10m; 2021: £12m). In 2023, other net gains and losses relate to the gain on the disposal of the POLS business and gains related to the release of accruals and a provision related to historical acquisitions, offset by losses on the disposal of Pearson College and costs related to current and prior year disposals and acquisitions. Other net gains in 2022, largely relate to the gain on the sales of certain businesses (see note 31) and a gain arising on a decrease in the deferred consideration payable on prior year acquisitions, offset by costs related to disposals and acquisitions. In 2021, other net gains and losses largely relate to the sale of interests in
PIHE in South Africa and the school business in Brazil.
In 2023, there are no costs of major restructuring. In 2022, the restructuring costs of £150m mainly related to staff redundancies and impairment of right-of-use
property assets. The 2022 charge includes the impact of updated assumptions related to the recoverability of right-of-use
assets made in 2021. In 2023, charges of £11m relating to impairments of property assets arising from the impact of updates to assumptions made during the 2022 and 2021 restructuring programmes are included within administrative and other expenses.

All figures in £ millions	Notes	2023	2022	2021
By nature:

Royalties expensed		164	194	185

Other product costs		393	412	353

Employee benefit expense	5	1,467	1,605	1,365

Contract labour		70	73	69

Employee-related expense		60	52	21

Promotional costs		146	268	239
Depreciation and impairment of property, plant and equipment and investment property and assets held for sale	10	90	136	241
Amortisation and impairment of intangible assets – product development	20	284	303	279
Amortisation and impairment of intangible assets – software	11	123	125	117
Amortisation and impairment of intangible assets – other	11	46	54	50

Property and facilities		82	102	124

Technology and communications		215	221	215
Professional and outsourced services		443	501	477
Other general and administrative costs		43	76	58

Costs capitalised		(424)	(478)	(447)

Other net gains and losses		16	(24)	(63)

Other income		(41)	(49)	(37)

Total		3,177	3,571	3,246

During the year the Group obtained the following services from the Group’s auditors, which changed to EY in 2022 and was PwC in 2021:

All figures in £ millions	2023	2022	2021
The audit of parent company and consolidated financial statements	8	6	5

The audit of the company’s subsidiaries	2	1	2
Total audit fees*	10	7	7
Audit-related and other assurance services	–	–	–

Other non-audit services	–	–	–
Total other services	–	–	–

Total non-audit services	–	–	–
Total	10	7	7
Reconciliation between audit and
non-audit
service fees is shown below:

All figures in £ millions	2023	2022	2021
Group audit fees including fees for attestation under section 404 of the Sarbanes-Oxley Act	10	7	7

Non-audit fees	–	–	–
Total	10	7	7

*
Includes fees in connection with the interim review, preliminary announcement and controls audit required under Section 404 of the Sarbanes Oxley Act. In total this amounted to £1m in each of the years presented.